CONVERTIBLE DEBT (Details)			1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 12, 2024 USD ($) D $ / shares shares	Feb. 22, 2023 $ / shares	Mar. 31, 2025 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($) individual $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) individual D $ / shares shares	Dec. 31, 2023 USD ($)	Jan. 25, 2025 USD ($)
CONVERTIBLE DEBT
Gross Proceeds						$ 5,456,000	$ 740,000
Conversion Price | $ / shares								$ 1
Repayments on convertible notes						(75,000)	(50,000)	$ (50,000)	$ 0
Purchase price (in dollars per share) | $ / shares	$ 7
Exchange ratio	3.3214%
Conversion of convertible debt to common stock							$ 3,779,276	$ 3,779,276	$ 0
Amended 2022 Convertible Notes
CONVERTIBLE DEBT
Gross Proceeds				$ 1,350,000
Interest rate		5.00%
Debt conversion calculation denominator price per share, percent		80.00%
Debt conversion calculation denominator price per share | $ / shares		$ 7
Interest rate at event of default		8.00%
Amended 2022 Convertible Notes | Minimum
CONVERTIBLE DEBT
Term		2 years
Convertible Notes 2022 And 2023
CONVERTIBLE DEBT
Conversion of debt to shares | shares	1,067,592
Conversion of convertible debt to common stock	$ 3,779,116
2024 Convertible Notes
CONVERTIBLE DEBT
Number of individuals issued | individual								11
Gross Proceeds								$ 2,440,000
Interest rate								20.00%
Conversion of debt to shares | shares								1,759,945
Extinguishment of debt					$ 600,000	$ 2,440,000
2025 Convertible Notes
CONVERTIBLE DEBT
Number of individuals issued | individual						23
Gross Proceeds						$ 5,456,000
Interest rate					20.00%	20.00%
Convertible debt, at fair value					$ 3,785,000	$ 3,785,000				$ 5,456,000
Conversion of debt to shares | shares						11,340,705
2025 Convertible Notes | Minimum
CONVERTIBLE DEBT
Term						30 days
Optional conversion period						30 days
Conversion Price | $ / shares					$ 0.25	$ 0.25
2025 Convertible Notes | Maximum
CONVERTIBLE DEBT
Term						1 year
Optional conversion period						210 days
Conversion Price | $ / shares					$ 1.15	$ 1.15
Assumed 2024 Note
CONVERTIBLE DEBT
Interest rate at event of default								10.00%
Percentage of gross proceeds	10.00%
Maturity date | D	5
Threshold days of trailing volume | D	5
Initial mandatory payments of the debt								$ 50,000
Initial mandatory payment required								$ 500,000
Initial mandatory payment period from effective date								30 days
SEPA Convertible Note | Yorkville
CONVERTIBLE DEBT
Gross Proceeds								$ 2,500,000
Interest rate								7.00%
Conversion Price | $ / shares								$ 2
Conversion of debt to shares | shares								264,456
Interest rate at event of default								18.00%
Proceeds from notes payable net								$ 2,300,000
Percentage rate of the original issue discount								8.00%
Amount of non-cash expense for the original issuance discount								$ 200,000
Commitment fees								375,000
Payment of upfront commitment fees								$ 187,500
Threshold percentage of stock price trigger								93.00%
SEPA Convertible Note, floor price (in $ per share) | $ / shares								$ 0.1418
Number of consecutive trading days prior to conversion date (in days) | D								10
Percentage of prepayment premium payable								7.00%
Redemption notice period								10 days
Periodic payments								$ 277,778
SEPA Convertible Note | Yorkville | After Second Tranche Of Receipt Of Advances
CONVERTIBLE DEBT
Periodic payments			$ 500,000
SEPA Convertible Note | Yorkville | Maximum | Debt Conversion Option Unavailable
CONVERTIBLE DEBT
Percentage of beneficial ownership								4.99%